Share-based compensation	12 Months Ended
Mar. 31, 2015
Share-based compensation.
Schedule of share-based compensation expense

	Year ended March 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Direct costs	—	—	416	67
Sales and marketing	—	—	4,624	746
General and administrative	—	—	11,495	1,854

Total share-based compensation expense	—	—	16,535	2,667